Segment Information - Schedule of Equipment Sales (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Equipment Sales [Line Items]
Equipment sales	$ 151	$ 204	$ 3,952	$ 1,352
GEO [Member]
Schedule of Equipment Sales [Line Items]
Equipment sales	151	204	3,887	1,352
LEO [Member]
Schedule of Equipment Sales [Line Items]
Equipment sales			$ 65